Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2016
Registrant Name	ALGER INSTITUTIONAL FUNDS
Central Index Key	0000911415
Amendment Flag	false
Document Creation Date	Jul. 29, 2016
Document Effective Date	Aug. 01, 2016
Prospectus Date	Aug. 01, 2016
Alger Small Cap Growth Institutional Fund | Class Z-2
Prospectus:
Trading Symbol	AISZX